UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F



   Report for the Calendar Year or Quarter Ended:  June 30, 2005

   Check here if Amendment [   ] Amendment Number:  _________

   Institutional Investment Manager Filing this Report :

   Name:     Symmetry Capital Management LLC
   Address:  One Montgomery Street, Suite 3300, San Francisco, CA 94104

   Form 13F File Number: 028-11192

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Kellie Seringer
   Title:    Managing Member of Symmetry Capital Management LLC
   Phone:    415-374-8122

   Signature, Place, and Date of Signing:

   /s/ Kellie Seringer San Francisco, California  August 11, 2005
   ------------------- -------------------------  ---------------
       [Signature]          [City, State]              [Date]

   Report Type:

        [X]  13F HOLDINGS REPORT

        [ ]  13F NOTICE

        [ ]  13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager: None

                           Form 13F SUMMARY PAGE

   Report Summary:

   Number of Other Included Managers:     One*

   Form 13F Information Table Entry Total: 31

   Form 13F Information Table Value Total: $61,699 (in thousands)


   List of Other Included Managers:

   No. 1
   Form 13F File Number: 028-11190
   Name:  Kellie Seringer

 *  Kellie  Seringer   is  the  Managing  Member  of  Symmetry  Capital
    Management LLC.


                                                        Market Value          SH/ PUT/ Investment  Other    Voting Authority
 Name of Issuer                Title of Class   CUSIP    (x $1,000)  Quantity PRN CALL Discretion Managers  Sole   Shared None
 ADVANCED MEDICAL OPTICS INC   COM            00763M108        3,168   79,700 SH        DEFINED      1      79,700
 ANDRX CORP DEL                ANDRX GROUP    034553107        1,332   65,600 SH        DEFINED      1      65,600
 ARTHROCARE CORP               COM            043136100        1,048   30,000 SH        DEFINED      1      30,000
 ASTRAZENECA PLC SPONSORED ADR SPONSORED ADR  046353108        1,213   29,400 SH        DEFINED      1      29,400
 CONNETICS CORP                COM            208192104          617   35,000 SH        DEFINED      1      35,000
 COVENTRY HEALTH CARE INC      COM            222862104        1,323   18,700 SH        DEFINED      1      18,700
 CRUCELL NV ADR                SPONSORED ADR  228769105        3,759  156,576 SH        DEFINED      1     156,576
 DAVITA INC                    COM            23918K108        1,824   40,100 SH        DEFINED      1      40,100
 ENCYSIVE PHARMACEUTICALS INC  COM            29256X107        3,244  300,100 SH        DEFINED      1     300,100
 GILEAD SCIENCES INC           COM            375558103        2,358   53,600 SH        DEFINED      1      53,600
 GUIDANT CORP                  COM            401698105        2,961   44,000 SH        DEFINED      1      44,000
 HCA INC                       COM            404119109          793   14,000 SH        DEFINED      1      14,000
 ILLUMINA INC                  COM            452327109        3,779  313,100 SH        DEFINED      1     313,100
 IMCLONE SYSTEMS INC           COM            45245W109        4,955  160,000 SH        DEFINED      1     160,000
 ISOLAGEN INC                  COM            46488N103        1,802  439,600 SH        DEFINED      1     439,600
 ISTA PHARMACEUTICALS INC      COM NEW        45031X204        1,929  231,821 SH        DEFINED      1     231,821
 KENSEY NASH CORP              COM            490057106          756   25,000 SH        DEFINED      1      25,000
 LIFEPOINT HOSPITALS INC       COM            53219L109          890   17,600 SH        DEFINED      1      17,600
 LILLY ELI & CO                COM            532457108        1,454   26,100 SH        DEFINED      1      26,100
 NITROMED INC                  COM            654798503          864   44,400 SH        DEFINED      1      44,400
 NOVADEL PHARMA INC            COM            66986X106          831  675,489 SH        DEFINED      1     675,489
 NOVARTIS AG-SPONSORED ADR     SPONSORED ADR  66987V109        1,437   30,300 SH        DEFINED      1      30,300
 PFIZER INC                    COM            717081103        2,105   76,341 SH        DEFINED      1      76,341
 SANOFI-SYNTHETIC LABS         SPONSORED ADR  80105N105        1,316   32,100 SH        DEFINED      1      32,100
 SEROLOGICALS CORP             COM            817523103          744   35,000 SH        DEFINED      1      35,000
 STAAR SURGICAL CO NEW         COM PAR $0.01  852312305        2,556  516,361 SH        DEFINED      1     516,361
 SYMBION INC                   COM            871507109        1,803   75,600 SH        DEFINED      1      75,600
 SYNERON MEDICAL LTD.          ORD SHS        M87245102        1,500   41,000 SH        DEFINED      1      41,000
 TEVA PHARMACEUTICAL ADR       ADR            881624209        1,619   52,000 SH        DEFINED      1      52,000
 TRIAD HOSPITALS INC           COM            89579K109        1,836   33,600 SH        DEFINED      1      33,600
 UNITED THERAPEUTICS CORP DEL  COM            91307C102        5,883  122,050 SH        DEFINED      1     122,050